Employee benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
	2012	2011
Shares of Popular, Inc. common stock	274,572	274,572
Fair value of shares of Popular, Inc. common stock	$5,708,352	$3,816,551
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$706,449	$603,254	$36,439	$30,301
Interest cost	29,981	31,139	1,572	1,581
Termination benefit loss	-	15,559	-	-
Actuarial loss	64,103	87,403	3,287	5,695
Benefits paid	(48,928)	(30,906)	(1,247)	(1,138)
Benefit obligation at end of year	$751,605	$706,449	$40,051	$36,439
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$551,141	$442,566	$28,382	$22,012
Actual return on plan assets	65,302	14,929	3,430	757
Employer contributions	58,000	124,552	51	6,751
Benefits paid	(48,928)	(30,906)	(1,247)	(1,138)
Fair value of plan assets at end of year	$625,515	$551,141	$30,616	$28,382
Amounts recognized in accumulated other comprehensive loss:
Net loss	$297,765	$281,431	$15,055	$14,387
Accumulated other comprehensive loss (AOCL)	$297,765	$281,431	$15,055	$14,387
Reconciliation of net liabilities:
Net liabilities at beginning of year	$(155,308)	$(160,688)	$(8,057)	$(8,289)
Amount recognized in AOCL at beginning of year, pre-tax	281,431	176,910	14,387	8,237
Amount prepaid (accrued) at beginning of year	126,123	16,222	6,330	(52)
Net periodic benefit (cost) credit	(12,444)	908	(761)	(369)
Additional benefit cost	-	(15,559)	-	-
Contributions	58,000	124,552	51	6,751
Amount prepaid at end of year	171,679	126,123	5,620	6,330
Amount recognized in AOCL	(297,765)	(281,431)	(15,055)	(14,387)
Net liabilities at end of year	$(126,086)	$(155,308)	$(9,435)	$(8,057)

Schedule Of Breakdown Of Pension And Restoration Plans Liabilities [Table Text Block]
	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Current liabilities	$-	$-	$51	$50
Non-current liabilities	126,086	155,308	9,384	8,007

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
	Pension plans		Benefit restoration plans
(In thousands)	2012	2011	2012	2011
Projected benefit obligation	$751,605	$706,449	$40,051	$36,439
Accumulated benefit obligation	751,605	706,449	40,051	36,439
Fair value of plan assets	625,515	551,141	30,616	28,382

Schedule Of Actuarial Assumptions Used To Determine The Benefit Obligation [Table Text Block]
	2012	2011
Discount rate	3.80%	4.40%
Rate of compensation increase - weighted average	-	-

Schedule of Assumptions Used [Table Text Block]
	Pension plans			Benefit restoration plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.40%	5.30%	5.90%	4.40%	5.30%	5.90%
Expected return on plan assets	7.60%	8.00%	8.00%	7.60%	8.00%	8.00%

Schedule Of Employer Contribution To Benefit Plan [Table Text Block]
(In thousands)	2013
Pension plan	$-
Benefit restoration plans	$51

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of the year	$180,989	$164,313
Service cost	2,190	2,016
Interest cost	7,801	8,543
Temporary deviation loss	-	437
Benefits paid	(7,348)	(6,108)
Actuarial (gain) loss	(21)	$11,788
Benefit obligation end of year	$183,611	180,989
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$-	$(200)
Net loss	35,486	37,669
Accumulated other comprehensive loss	$35,486	$37,469
Reconciliation of net liability:
Net liability at beginning of year	$(180,989)	$(164,313)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	37,469	25,788
Amount accrued at beginning of year	(143,520)	(138,525)
Additional benefit cost	-	(437)
Net periodic benefit cost	(11,953)	(10,666)
Contributions	7,348	6,108
Amount accrued at end of year	(148,125)	(143,520)
Amount recognized in accumulated other comprehensive loss	(35,486)	(37,469)
Net liability at end of year	$(183,611)	$(180,989)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities [Table Text Block]

(In thousands)	2012	2011
Current liabilities	$6,811	$6,939
Non-current liabilities	176,800	174,050

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost [Table Text Block]
To determine benefit obligation:	2012	2011
Discount rate	3.80%	4.40%
Initial health care cost trend rates:
Medicare Advantage plans	6.50%	25.00%
All other plans	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2016

To determine net periodic benefit cost:	2012	2011	2010
Discount rate	4.40%	5.30%	5.90%
Initial health care cost trend rates:
Medicare Advantage plans	25.00%	25.00%	7.00%
All other plans	7.00	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014	2014

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$389	$(435)
Effect on postretirement benefit obligation	$8,247	$(8,735)

Excluding Interest In Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2012				2011
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities	$5,708	$-	$-	$5,708	$3,817	$-	$-	$3,817
Private equity investments	-	-	714	714	-	-	937	937
Cash and cash equivalents	7	-	-	7	96	-	-	96
Total assets, excluding interest in Master Trust	$5,715	$-	$714	$6,429	$3,913	$-	$937	$4,850

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2012	2011
Balance at beginning of year	$937	$836
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(223)	101
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Transfers in and / or out of Level 3	-	-
Balance at end of year	$714	$937

Master Trust [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
	2012				2011
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$162,542	$-	$162,542	$-	$182,892	$-	$182,892
Corporate bonds and debentures	-	43,006	-	43,006	-	44,463	-	44,463
Equity securities	262,961	-	-	262,961	239,754	-	-	239,754
Index fund - equity	31,133	-	-	31,133	39,897	-	-	39,897
Index fund - fixed income	-	2,548	-	2,548	-	2,396	-	2,396
Foreign equity fund	-	86,947	-	86,947	-	59,699	-	59,699
Foreign index fund	-	19,847	-	19,847	-	24,676	-	24,676
Commodity fund	-	19,088	-	19,088	-	14,568	-	14,568
Mortgage-backed securities	-	10,479	-	10,479	-	10,570	-	10,570
Private equity investments	-	-	714	714	-	-	937	937
Cash and cash equivalents	16,766	-	-	16,766	10,490	-	-	10,490
Accrued investment income	-	-	1,420	1,420	-	-	1,574	1,574
Total assets	$310,860	$344,457	$2,134	$657,451	$290,141	$339,264	$2,511	$631,916

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2012	2011
Balance at beginning of year	$2,511	$2,491
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(223)	101
Settlements	(154)	(81)
Balance at end of year	$2,134	$2,511

Pension Plans, Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plans		Benefit restoration plans
	2012	2011	2012	2011
Accumulated other comprehensive loss at beginning of year	$281,431	$176,910	$14,387	$8,237
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(21,703)	(11,314)	(1,294)	(591)
Occurring during the year:
Net actuarial losses	38,037	115,835	1,962	6,741
Total increase in AOCL	16,334	104,521	668	6,150
Accumulated other comprehensive loss at end of year	$297,765	$281,431	$15,055	$14,387

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plans	Benefit restoration plans
Net loss	$21,452	$1,330

Schedule Of Net Benefit Costs Table Text Block
	Pension plans			Benefit restoration plans
(In thousands)	2012	2011	2010	2012	2011	2010
Interest cost	$29,981	$31,139	$31,513	$1,572	$1,581	$1,537
Expected return on plan assets	(39,240)	(43,361)	(30,862)	(2,105)	(1,803)	(1,614)
Recognized net actuarial loss	21,703	11,314	8,745	1,294	591	397
Net periodic benefit (credit) cost	12,444	(908)	9,396	761	369	320
Settlement loss	-	-	4,229	-	-	-
Termination benefit loss	-	15,559	-	-	-	-
Total benefit cost	$12,444	$14,651	$13,625	$761	$369	$320

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2013	$36,729	$1,516
2014	35,959	1,643
2015	36,254	1,883
2016	36,849	1,992
2017	37,558	2,095
2018 - 2022	196,475	11,388

Other Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2012	2011
Accumulated other comprehensive loss at beginning of year	$37,469	$25,788
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	200	961
Amortization of actuarial losses	(2,162)	(1,068)
Occurring during the year:
Net actuarial (gains) losses	(21)	11,788
Total increase in accumulated other comprehensive loss	(1,983)	11,681
Accumulated other comprehensive loss at end of year	$35,486	$37,469

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2013
Net prior service credit	$-
Net loss	$1,892

Schedule Of Net Benefit Costs Table Text Block
(In thousands)	2012	2011	2010
Service cost	$2,190	$2,016	$1,727
Interest cost	7,801	8,543	6,434
Amortization of prior service credit	(200)	(961)	(1,046)
Recognized net actuarial loss (gain)	2,162	1,068	(1,175)
Net periodic benefit cost	11,953	10,666	5,940
Temporary deviation loss	-	437	86
Termination benefit loss	-	-	671
Total benefit cost	$11,953	$11,103	$6,697

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2013	$6,811
2014	6,949
2015	7,091
2016	7,352
2017	7,703
2018 - 2022	43,223

Pensions And Benefit Restoration Plans [Member]
Schedule Of Allocation Of Plan Assets Table Text Block
(In thousands)	2012	2011
Investments, at fair value:
Allocated share of Master Trust net assets	$649,702	$574,673
Popular, Inc. common stock	5,708	3,817
Private equity investment	714	937
Total investments	656,124	579,427
Cash and cash equivalents	7	96
Total assets	$656,131	$579,523